Subsequent Events (Details) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Apr. 24, 2015	Apr. 15, 2015	Feb. 26, 2014	Mar. 16, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 17, 2015
Subsequent Events (Textual)
Warrants exercise						$ 1
Warrants exercisable term								5 years	5 years
Proceeds from convertible notes						$ 700,000			$ 2,124,500
Convertible note maturity date				Feb. 26, 2015
Exercise price of warrants	$ 1					$ 1		$ 2.50	$ 2.50
Proceeds from exercise of warrants						$ 324,824			$ 176,819
Percentage of the total shares of common stock	67.26%					67.26%
Subsequent Event [Member]
Subsequent Events (Textual)
Warrants exercise	$ 2.5				$ 0.50
Common stock issued in exercise of warrants					649,650
Warrants exercisable term	5 years
Proceeds from convertible notes	$ 700,000
Convertible note interest percentage					8.00%
Convertible note maturity date	Dec. 19, 2015
Convertible note conversion, description	Each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.
Number of convertible note units sold						86,000
Proceeds from sale of convertible note units						$ 86,000
Convertible note unit price						$ 1.00
Convertible note unit, description						Each warrant is exercisable for a period of five years from the date of issuance, at $1.00 per share.
Convertible note unit exercisable term						5 years
Exercise price of warrants			$ 0.50							$ 0.50
Number of warrants total			789,583
Proceeds from exercise of warrants			$ 394,792		$ 324,825
Warrants to purchase common stock										200,000
Description of plaintiff compensation
The Plaintiff seeks monetary damages, including (i) two (2) times of the alleged owed compensation to him, together with interest as well as litigation costs, expert witness fees and reasonable attorneys’ fees; (ii) damages for the alleged breach of the Employment Agreement by the Company, estimated to be at least $2 million, plus interest and attorney’s fees; (iii) an unspecified amount for his alleged libel claim; and (iv) damages for the alleged tortious interference with contract, including punitive damages of at least $2 million. The Plaintiff is also seeking a declaratory judgment, claiming that he was not terminated as a director and should continue to hold a seat on the Company’s Board of Directors.